Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Reliant Net Lease Parent LLC (the “Sponsor”)

Reliant Net Lease LLC (the “Property Manager”)

RNL PH Owner LLC

RNL FAZ Owner LLC

RNL 2025A Owner LLC

RNL 2025B Owner LLC

RNL 2025C Owner LLC

RNL 2025D Owner LLC

RNL 2025E Owner LLC

RNL 2025F Owner LLC

RNL 2025G Owner LLC

RNL 2025H Owner LLC

(collectively, the “Issuers”)

345 Park Avenue

New York, New York 10154

30 September 2026

Re: RNL PH Owner LLC, RNL FAZ Owner LLC, RNL 2025A Owner LLC, RNL 2025B Owner LLC, RNL 2025C Owner LLC, RNL 2025D Owner LLC, RNL 2025E Owner LLC, RNL 2025F Owner LLC, RNL 2025G Owner LLC and RNL 2025H Owner LLC

Net-Lease Mortgage Notes, Series 2026-2 (the “Notes”)

Owned Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Property Manager, Issuers, Truist Securities, Inc. and BofA Securities, Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report (each as applicable), the Property Manager, on behalf of the Issuers, provided us with, or instructed us to obtain:

a.	Electronic data files:

i.

Labeled “Reliant DataTape_EY_09.08.2026.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 8 September 2026 (the “Statistical Cut-off Date”) relating to the Owned Properties and Leases,

ii.

Labeled “Reliant DataTape_EY_09.08.2026vF.xlsx” and the corresponding record layout and decode information (the “Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date relating to the Owned Properties and Leases,

iii.

Labeled “Reliant DataTape_EY_02.04.2026.xlsx” and the corresponding record layout and decode information (the “2026-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 22 January 2026 (the “2026-1 Statistical Cut-off Date”) relating to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (collectively, the “Related Series Owned Properties and Leases”) and

iv.

Labeled “RNL-EY DataTape Comparison.xlsx” and the corresponding record layout and decode information (the “Exempt Property and Lease Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information (collectively, the “Non-Compared Characteristic Information”) corresponding to certain Compared Characteristics (as defined herein) relating to Related Series Owned Properties and Leases for which there were certain amendments or other changes between the 2026-1 Statistical Cut-off Date and Statistical Cut-off Date for such Compared Characteristic,

b.	An electronic data file labeled “1Reliant Data Tape 09302026.xlsm” with tabs labeled:

i.	“Data” (the “Internal Reporting File”) and

ii.	“Industry legend” (the “Sector & Industry Mapping Schedule”)

and the corresponding record layout and decode information (collectively, the “Source Schedules”), that the Property Manager, on behalf of the Issuers, indicated contain information relating to the Owned Properties and Leases,

c.	Imaged copies of the following items (collectively, the “Source Documents,” together with the Source Schedules, the “Sources”):

i.	The lease agreement or master lease agreement, any corresponding amendments, estoppels or other related documents (collectively, the “Lease Agreement”),

ii.	The appraisal report (the “Appraisal”),

iii.	The corporate guaranty or other related documents (collectively, the “Corporate Guaranty”),

iv.	The survey, additional survey or other related documents (collectively, the “Survey”) and

v.	The accessor’s report (the “Accessor’s Report”),

that the Property Manager, on behalf of the Issuers, indicated relate to the New 2026-2 Owned Properties and Leases (as defined herein),

d.	A list of characteristics on the Data File (collectively, the “Recalculated Characteristics”), which is shown below:

i.	Original lease term (months),

ii.	Remaining lease term (months),

iii.	Current lease rate and

iv.	Aggregate unit FCC,

e.

The list of relevant characteristics on the Preliminary Data File, Updated Preliminary Data File (as defined in Attachment A), Data File and 2026-1 Data File (collectively, the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A,

f.

A list of characteristics on the Preliminary Data File and Data File (collectively, the “Provided Characteristics”), which is shown on Exhibit 2 to Attachment A, on which the Property Manager, on behalf of the Issuers, instructed us to perform no procedures and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 145 Owned Properties and Leases with an Existing / New value of:

a.	“New,” or

b.	“Swapped in,”

as shown on the Preliminary Data File and Data File, are referred to as 2026-2 Owned Property and Lease Numbers 1 through 145 (collectively, the “New 2026-2 Owned Properties and Leases”).

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File and Data File is the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating, as applicable, certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, Preliminary Data File, Data File, Sources, Recalculated Characteristics, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us or that we were instructed to obtain, as applicable, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Related Series Owned Properties and Leases or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions or methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Collateral Pool,

iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuers and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 September 2026

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.

For each New 2026-2 Owned Property and Lease, we compared the Compared Characteristics, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources and/or Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the (a) corresponding information in at least one of the Sources or (b) information determined using the corresponding information in more than one of the Sources that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics. In addition, if a particular Source contained multiple values for the same Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with at least one of the values in the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values in a Source for any Compared Characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

2.

As instructed by the Property Manager, on behalf of the Issuers, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Property Manager. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

Attachment A Page 2 of 5

3.

For each Owned Property and Lease on the Updated Preliminary Data File and Data File, we compared the property ID (the “Property ID”), as shown on the Updated Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:

a.	All of the Owned Properties and Leases were included on both the Updated Preliminary Data File and the Data File and

b.	No commercial real estate properties and related leases other than the Owned Properties and Leases were included on the Updated Preliminary Data File or Data File.

4.

For each Owned Property and Lease, we compared the Compared Characteristics, as shown on the Updated Preliminary Data File, to the corresponding information, as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

For the purpose of comparing the current monthly rental payment Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

5.

For each commercial real estate property and lease on the 2026-1 Data File and Data File, we compared the Property ID, as shown on the 2026-1 Data File, to the corresponding Property ID, as shown on the Data File, and noted that:

a.	177 commercial real estate properties and leases were included on both the 2026-1 Data File and Data File,

b.	6 Related Series Owned Properties and Leases included on the 2026-1 Data File were not included on the Data File and

c.	145 of the Owned Properties and Leases included on the Data File were not included on the 2026-1 Data File.

Attachment A Page 3 of 5

6.

For each Related Series Owned Property and Lease included on the Data File, we compared the Compared Characteristics, as shown on the 2026-1 Data File, to the corresponding information, as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to compare the:

a.

Current monthly rental payment, master lease (Y/N), corporate guaranty (Y/N), land acres, building sf, year built, last rental escalation date, next rental escalation date, rent escalation %, rental escalation description and tenant purchase option (Y/N) Compared Characteristics and

b.	Non-Compared Characteristic Information, as shown on the Exempt Property and Lease Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

7.	Using:

a.	Information on the Data File and

b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the original lease term (months) of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the original lease term (months) as the difference in months between the current lease expiration date and original lease start date, both as shown on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 4 of 5

8.	Using:

a.	Information on the Data File and

b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the remaining lease term (months) of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the remaining lease term (months) as the difference in months between the current lease expiration date, as shown on the Data File, and Statistical Cut-off Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

9.	Using:

a.	Information on the Data File and

b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the current lease rate of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease rate of each Owned Property and Lease as the quotient of the:

i.	Product of:

(a)	The sum of the current monthly rental payments for all unique Property IDs corresponding to the same Lease ID, as shown on the Data File, and

(b)	12

divided by

ii.	Sum of the appraised values for all unique Property IDs corresponding to the same Lease ID, as shown on the Data File.

The Property Manager, on behalf of the Issuers, instructed us to compare the recalculated current lease rate for each Property ID to the current lease rate for the corresponding Lease ID, as shown on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 5 of 5

10.	Using:

a.	Information on the Data File and

b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the aggregate unit FCC of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the aggregate unit FCC of each Owned Property and Lease as the quotient, rounded to two decimal places, of the:

i.	Product of the:

(a)	Sum of the unit-level rent coverage ratio for all unique Property IDs corresponding to the same Lease ID, as shown on the Internal Reporting File, and

(b)	Sum of the current annualized cash rent for all unique Property IDs corresponding to the same Lease ID, as shown on the Internal Reporting File divided by

ii.	Sum of the current annualized cash rent for all unique Property IDs corresponding to the same Lease ID, as shown on the Internal Reporting File.

The Property Manager, on behalf of the Issuers, instructed us to compare the recalculated aggregate unit FCC for each Property ID to the aggregate unit FCC for the corresponding Lease ID, as shown on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Exhibit 1 to Attachment A

Compared Characteristics and Source(s)

Compared Characteristic	Source(s)
Tenant name	Lease Agreement
Concept	Lease Agreement or Appraisal
Reliant sector	Source Schedules
City	Appraisal
State	Appraisal
Zip code	Appraisal
Reliant industry	Source Schedules
Current monthly rental payment	(a) Lease Agreement or (b) Lease Agreement and recalculation
Master lease (Y/N)	Lease Agreement
Corporate guaranty (Y/N)	Corporate Guaranty or Lease Agreement
Land acres	Survey or Appraisal
Building sf	(a) Survey, Accessor’s Report, Appraisal or (b) Survey and recalculation
Year built	Appraisal
Original lease start date	Lease Agreement
Current lease expiration date	(a) Lease Agreement or (b) Lease Agreement and recalculation
Last rental escalation date	Lease Agreement
Next rental escalation date	Lease Agreement
Rent escalation %	(a) Lease Agreement or (b) Lease Agreement and recalculation
Rental escalation description	Lease Agreement
Tenant purchase option (Y/N)	Lease Agreement
Appraisal date	Appraisal
Appraised value	Appraisal

Exhibit 1 to Attachment A

Notes:

i.

For the purpose of comparing the tenant name, concept, city and state Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to ignore differences that appear to be due to punctuation, abbreviations, truncations, additional words or descriptions.

ii.

For the purpose of comparing the reliant sector and reliant industry Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to use the Internal Reporting File as the Source, in accordance with the decode information shown on the Sector & Industry Mapping Schedule.

iii.

For the purpose of comparing the zip code Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the first five digits of the zip code, as shown in the applicable Source(s).

iv.

For the purpose of comparing the corporate guaranty (Y/N) Compared Characteristic for 2026-2 Owned Property and Lease Numbers 1, 3, 4, 5, 6, 7, 24, 25, 26, 27, 28, 29, 30, 31, 37, 38, 39, 40, 41, 51, 52, 53, 54, 55, 56, 57, 64, 65, 66, 67, 68,72, 73, 74, 75, 76, 77, 78, 79, 80, 81, 86, 87, 100, 101, 102, 103, 104, 105, 106, 107, 108, 117, 119, 144 and 145, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a value of “Y,” as shown on the Preliminary Data File, if the obligor was the same as the tenant name, both as shown on the Preliminary Data File.

v.

For the purpose of comparing the current monthly rental payment Compared Characteristic for each New 2026-2 Owned Property and Lease (except for 2026-2 Owned Property and Lease Numbers 1, 3, 4, 5, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 37, 42, 51, 52, 53, 54, 55, 56, 57, 58, 59, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 72, 73, 74, 75, 76, 77, 78, 79, 80, 81, 82, 83, 84, 85, 86, 87, 90, 91, 92, 93, 94, 95, 96, 97, 98, 99, 100, 101, 102, 103, 104, 105, 106, 107, 108, 111, 112, 113, 114, 115, 116, 126, 141, 142, 143 and 145), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the current monthly rental payment Compared Characteristic for 2026-2 Owned Property and Lease Numbers 1, 3, 4, 5, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 37, 42, 51, 52, 53, 54, 55, 56, 57, 58, 59, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 72, 73, 74, 75, 76, 77, 78, 79, 80, 81, 82, 83, 84, 85, 86, 87, 90, 91, 92, 93, 94, 95, 96, 97, 98, 99, 100, 101, 102, 103, 104, 105, 106, 107, 108, 111, 112, 113, 114, 115, 116, 126, 141, 142, 143 and 145, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current monthly rental payment by dividing the annual minimum rent, as shown in the Lease Agreement, by 12.

The Property Manager, on behalf of the Issuers, instructed us to compare the current monthly rental payment for each Property ID to the current monthly rental payment for the corresponding Lease ID, as shown on the Preliminary Data File, and to ignore differences of +/- $0.01 or less.

Exhibit 1 to Attachment A

vi.

For the purpose of comparing the building sf Compared Characteristic for any New 2026-2 Owned Property and Lease with more than one building, as shown in the Survey, the Property Manager, on behalf of the Issuers, instructed us to recalculate the building sf by taking the sum of the square footage for all of the corresponding buildings, as shown in the Survey.

For the purpose of comparing the building sf Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- one square foot or less.

vii.

For the purpose of comparing the year built Compared Characteristic for 2026-2 Owned Property and Lease Numbers 20, 21, 35, 57, 83, 88 and 93, the Property Manager, on behalf of the Issuers, instructed us to use the year built and year renovated, both as shown in the Appraisal.

viii.

For the purpose of comparing the current lease expiration date Compared Characteristic for each New 2026-2 Owned Property and Lease (except for 2026-2 Owned Property and Lease Numbers 6, 7, 43, 44, 45, 46, 47, 48, 49, 50, 60, 61, 62, 70, 77, 78, 79, 80, 81, 83, 88, 121 and 144), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the current lease expiration date Compared Characteristic for 2026-2 Owned Property and Lease Numbers 6, 7, 43, 44, 45, 46, 47, 48, 49, 50, 60, 61, 62, 70, 77, 78, 79, 80, 81, 83, 88, 121 and 144, the Property Manager, on behalf of the Issuers, instructed us to recalculate the current lease expiration date using the information, assumptions and methodologies, as shown in the corresponding Lease Agreement.

ix.

For the purpose of comparing the rent escalation % Compared Characteristic for each New 2026-2 Owned Property and Lease (except for 2026-2 Owned Property and Lease Numbers 62, 69 and 119), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the rent escalation % Compared Characteristic for 2026-2 Owned Property and Lease Numbers 62, 69 and 119, the Property Manager, on behalf of the Issuers, instructed us to recalculate the rent escalation % using the applicable rent schedule, as shown in the Lease Agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Provided Characteristics

Existing / New
Property ID
Lease ID
Obligor

Note:

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.